Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 27, 2020
Asset retirement obligation		$ 0	$ 42,400
Asset Retirement Obligation, Current		6,161	12,000
Asset Retirement Obligations, Noncurrent		8,792	37,996
Finance Lease, Right-of-Use Asset		411,749	450,558
Asset Retirement Obligation, Period Increase (Decrease)		32,950	0	$ 0
Asset retirement obligation
Other Assets, Noncurrent		0	$ 9,300
Petrojarl Banff FPSO
Asset Retirement Obligation, Period Increase (Decrease)		33,000
Petrojarl Foinaven FPSO
Asset retirement obligation		14,800			$ 6,100
Direct financing lease payments received	$ 67,000
Finance Lease, Right-of-Use Asset		12,000
Asset Retirement Obligation, Revision of Estimate		3,900
Asset Retirement Obligation, Period Increase (Decrease)		6,602
Asset Retirement Obligation, Increase in Present value of Liability		$ 2,700